Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.4%
Afterpay Ltd.(a)	7,021	$537,673
ASX Ltd.	6,665	425,978
Aurizon Holdings Ltd.	67,055	160,360
Australia & New Zealand Banking Group Ltd.	94,321	1,782,863
BlueScope Steel Ltd.	15,718	218,469
Brambles Ltd.	47,260	334,822
Cochlear Ltd.	2,124	326,604
Computershare Ltd.	15,587	210,667
CSL Ltd.	14,806	3,219,379
Dexus	31,819	251,511
Evolution Mining Ltd.	57,531	164,427
Fortescue Metals Group Ltd.	54,767	657,684
Goodman Group	54,777	956,088
GPT Group (The)	60,218	224,688
IDP Education Ltd.	6,651	165,846
Insurance Australia Group Ltd.	77,317	242,861
James Hardie Industries PLC	14,176	555,620
Lendlease Corp. Ltd.	21,330	160,762
Magellan Financial Group Ltd.	5,365	125,578
Medibank Pvt Ltd.	85,328	208,481
Mirvac Group	118,808	240,551
Newcrest Mining Ltd.	25,433	421,892
Northern Star Resources Ltd.	38,586	257,594
Orica Ltd.	12,114	121,253
QBE Insurance Group Ltd.	47,076	387,323
Ramsay Health Care Ltd.	5,721	270,785
REA Group Ltd.	1,675	191,747
Reece Ltd.	9,720	160,642
Scentre Group	159,124	348,262
SEEK Ltd.	11,306	277,422
Sonic Healthcare Ltd.	14,631	442,405
Stockland	74,841	231,056
Suncorp Group Ltd.	44,918	344,165
Sydney Airport(a)	42,055	247,691
Transurban Group	100,663	971,703
Vicinity Centres	118,669	142,217
WiseTech Global Ltd.	4,417	161,806
		16,148,875
Austria — 0.2%
Erste Group Bank AG	11,164	489,130
Raiffeisen Bank International AG	4,190	124,610
voestalpine AG	3,522	118,859
		732,599
Belgium — 0.7%
Ageas SA/NV	5,895	304,860
Elia Group SA/NV	1,181	147,130
Groupe Bruxelles Lambert SA	3,656	397,039
KBC Group NV	8,101	680,001
Proximus SADP	4,050	73,617
Solvay SA	2,395	267,973
Umicore SA	6,207	303,516
		2,174,136
China — 0.1%
Chow Tai Fook Jewellery Group Ltd.	62,800	112,286
SITC International Holdings Co. Ltd.	43,000	171,672
		283,958
Security	Shares	Value

Denmark — 4.0%
Ambu A/S, Class B(b)	4,635	$131,461
AP Moller - Maersk A/S, Class A	92	263,299
AP Moller - Maersk A/S, Class B, NVS	185	556,993
Chr Hansen Holding A/S	3,376	251,174
Demant A/S(a)	3,376	161,908
DSV A/S	6,503	1,415,870
Genmab A/S(a)	2,153	834,377
GN Store Nord A/S	4,150	238,999
Novo Nordisk A/S, Class B	54,320	5,814,954
Novozymes A/S, Class B	6,672	506,701
Pandora A/S	3,288	409,101
Rockwool International A/S, Class B	276	114,712
Tryg A/S	11,265	273,214
Vestas Wind Systems A/S	32,740	1,099,303
		12,072,066
Finland — 1.7%
Elisa OYJ	5,090	305,639
Kesko OYJ, Class B	9,047	284,051
Kone OYJ, Class B	11,162	733,284
Nokia OYJ(a)	175,337	982,703
Nordea Bank Abp	104,785	1,240,965
Orion OYJ, Class B	3,161	130,120
Sampo OYJ, Class A	16,390	804,214
Stora Enso OYJ, Class R	18,998	321,621
Wartsila OYJ Abp	15,095	209,114
		5,011,711
France — 9.7%
Accor SA(a)	5,806	172,116
Aeroports de Paris(a)	1,064	124,391
Air Liquide SA	15,266	2,521,066
Amundi SA(c)	1,972	164,058
Arkema SA	2,079	272,602
BioMerieux	1,352	191,312
BNP Paribas SA	36,688	2,280,145
Bouygues SA	7,300	246,557
Bureau Veritas SA	9,138	289,403
Capgemini SE	5,325	1,229,391
Carrefour SA	19,261	318,583
Cie. Generale des Etablissements Michelin SCA	5,611	828,017
CNP Assurances	5,638	137,449
Covivio	1,716	142,194
Credit Agricole SA	37,826	515,066
Danone SA	21,703	1,276,430
Dassault Systemes SE	21,789	1,313,462
Edenred	8,293	370,974
Eiffage SA	2,617	243,739
Eurazeo SE	1,396	114,482
Eurofins Scientific SE	4,255	544,341
Gecina SA	1,355	182,573
Getlink SE	14,060	207,737
Hermes International	1,027	1,927,273
Ipsen SA	1,229	119,944
Klepierre SA	6,448	135,684
Legrand SA	9,006	989,354
L’Oreal SA	8,108	3,661,066
Orpea SA	1,718	162,338
Publicis Groupe SA	6,885	445,520
Sartorius Stedim Biotech	900	531,338
Schneider Electric SE	17,436	3,094,435

Schedule of Investments (unaudited) (continued)	iShares®ESG Advanced MSCI EAFE ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
SEB SA	900	$133,391
Societe Generale SA	26,732	831,828
Sodexo SA(a)	2,934	246,860
Suez SA	11,031	246,890
Ubisoft Entertainment SA(a)	2,953	151,360
Unibail-Rodamco-Westfield(a)	4,010	263,941
Valeo	7,789	224,516
Vinci SA	17,137	1,625,939
Vivendi SE	22,500	286,535
Wendel SE	905	103,479
Worldline SA(a)(c)	7,703	403,866
		29,271,645
Germany — 7.2%
adidas AG	6,243	1,805,586
Allianz SE, Registered	13,293	2,884,942
Aroundtown SA	31,831	191,328
Bayerische Motoren Werke AG	10,845	1,039,530
Bechtle AG	2,850	205,455
Beiersdorf AG	3,215	319,771
Brenntag SE	4,908	420,372
Carl Zeiss Meditec AG, Bearer	1,350	270,472
Commerzbank AG(a)	33,185	233,075
Covestro AG(c)	6,350	358,143
Delivery Hero SE(a)(c)	5,161	688,909
Deutsche Boerse AG	6,301	989,402
Deutsche Post AG, Registered	32,917	1,944,129
Evonik Industries AG	7,246	217,868
GEA Group AG	4,545	230,012
Hannover Rueck SE	1,984	346,766
HeidelbergCement AG	4,597	305,845
HelloFresh SE(a)	5,454	553,143
Henkel AG & Co. KGaA	3,384	251,319
Infineon Technologies AG	41,886	1,893,811
KION Group AG	2,115	227,403
Knorr-Bremse AG	2,215	220,335
LANXESS AG	2,990	173,156
LEG Immobilien SE	2,215	309,924
Merck KGaA	4,258	1,052,386
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4,718	1,268,597
Nemetschek SE	1,714	216,620
Puma SE	3,391	409,705
Rational AG	138	127,121
Scout24 SE(c)	2,856	189,544
Symrise AG	4,103	577,177
Telefonica Deutschland Holding AG	30,831	82,230
Vonovia SE	17,928	994,933
Zalando SE(a)(c)	7,263	660,523
		21,659,532
Hong Kong — 3.6%
AIA Group Ltd.	396,000	4,168,867
BOC Hong Kong Holdings Ltd.	116,000	350,646
CK Asset Holdings Ltd.	64,000	366,043
ESR Cayman Ltd.(a)(c)	65,600	216,558
Hang Lung Properties Ltd.	92,000	182,396
Hang Seng Bank Ltd.	27,000	477,450
HKT Trust & HKT Ltd., Class SS	135,000	182,729
Hong Kong Exchanges & Clearing Ltd.	35,800	1,968,693
Link REIT	67,400	584,275
Security	Shares	Value

Hong Kong (continued)
MTR Corp. Ltd.(b)	48,500	$258,317
New World Development Co. Ltd.	45,000	177,680
Sino Land Co. Ltd.	106,000	126,198
Sun Hung Kai Properties Ltd.	46,000	560,127
Swire Properties Ltd.	36,000	85,446
Techtronic Industries Co. Ltd.	45,000	925,502
Wharf Real Estate Investment Co. Ltd.	47,000	237,271
		10,868,198
Ireland — 0.8%
CRH PLC	25,900	1,259,120
Kerry Group PLC, Class A	5,182	638,232
Smurfit Kappa Group PLC	7,609	390,000
		2,287,352
Israel — 0.9%
Bank Hapoalim BM	25,410	247,029
Bank Leumi Le-Israel BM	42,631	410,222
Check Point Software Technologies Ltd.(a)	3,385	376,784
CyberArk Software Ltd.(a)(b)	1,260	217,791
Fiverr International Ltd.(a)	932	131,990
Israel Discount Bank Ltd., Class A(a)	36,816	224,976
Mizrahi Tefahot Bank Ltd.	3,648	134,141
Nice Ltd.(a)	2,116	614,676
Wix.com Ltd.(a)(b)	1,821	278,249
		2,635,858
Italy — 1.6%
Amplifon SpA	3,653	177,919
Assicurazioni Generali SpA	37,102	743,241
DiaSorin SpA	905	193,132
Ferrari NV	4,117	1,077,315
FinecoBank Banca Fineco SpA	17,232	301,801
Infrastrutture Wireless Italiane SpA(c)	10,176	116,704
Mediobanca Banca di Credito Finanziario SpA	19,788	219,254
Moncler SpA	6,573	474,548
Nexi SpA(a)(c)	14,719	225,198
Poste Italiane SpA(c)	17,378	218,542
Prysmian SpA	8,191	303,680
Recordati Industria Chimica e Farmaceutica SpA	3,162	198,387
Telecom Italia SpA/Milano	302,047	156,939
Terna - Rete Elettrica Nazionale	54,594	405,981
		4,812,641
Japan — 27.9%
Advantest Corp.	5,100	445,233
Aeon Co. Ltd.	22,500	524,777
Ajinomoto Co. Inc.	13,500	404,786
ANA Holdings Inc.(a)	4,600	90,519
Asahi Kasei Corp.	41,400	387,088
Astellas Pharma Inc.	60,700	951,797
Azbil Corp.	4,500	198,361
Bridgestone Corp.	18,700	749,843
Brother Industries Ltd.	9,000	154,462
Canon Inc.	32,200	708,166
Capcom Co. Ltd.	9,000	224,013
Central Japan Railway Co.	4,500	618,640
Chiba Bank Ltd. (The)	18,000	104,441
Chugai Pharmaceutical Co. Ltd.	22,500	728,860
CyberAgent Inc.	12,100	222,701
Dai Nippon Printing Co. Ltd.	9,000	211,231
Daifuku Co. Ltd.	4,500	359,555
Dai-ichi Life Holdings Inc.	32,300	647,117

Schedule of Investments (unaudited) (continued)	iShares®ESG Advanced MSCI EAFE ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiichi Sankyo Co. Ltd.	56,100	$1,394,427
Daikin Industries Ltd.	7,500	1,527,181
Daiwa House Industry Co. Ltd.	18,000	522,722
Daiwa Securities Group Inc.	45,000	249,549
Denso Corp.	14,000	1,024,173
Eisai Co. Ltd.	9,000	543,918
FANUC Corp.	5,500	1,078,233
Fast Retailing Co. Ltd.	1,900	1,124,843
FUJIFILM Holdings Corp.	13,500	1,061,924
Fujitsu Ltd.	5,600	925,589
Hakuhodo DY Holdings Inc.	9,000	133,149
Hankyu Hanshin Holdings Inc.	9,000	266,659
Hino Motors Ltd.	9,200	75,924
Hirose Electric Co. Ltd.	300	50,312
Hitachi Construction Machinery Co. Ltd.	4,500	130,011
Hitachi Metals Ltd.(a)	9,100	168,952
Hoshizaki Corp.	800	60,781
Hoya Corp.	11,400	1,804,466
Hulic Co. Ltd.	13,700	129,608
Ibiden Co. Ltd.	4,500	278,246
Itochu Techno-Solutions Corp.	4,500	146,393
Japan Exchange Group Inc.	18,000	389,720
Japan Metropolitan Fund Invest	227	195,858
Japan Real Estate Investment Corp.	45	260,430
JFE Holdings Inc.	18,000	205,160
JSR Corp.	9,000	334,820
Kajima Corp.	13,500	148,471
Kansai Paint Co. Ltd.	4,500	101,021
Kao Corp.	14,100	719,264
KDDI Corp.	51,400	1,491,379
Keio Corp.	4,500	202,336
Keisei Electric Railway Co. Ltd.	4,500	123,111
Keyence Corp.	6,400	3,952,520
Kikkoman Corp.	4,500	343,517
Kintetsu Group Holdings Co. Ltd.(a)	4,500	129,249
Kobayashi Pharmaceutical Co. Ltd.	500	39,367
Kobe Bussan Co. Ltd.	4,500	169,635
Komatsu Ltd.	27,600	624,396
Konami Holdings Corp.	3,000	154,200
Kubota Corp.	32,200	670,017
Kurita Water Industries Ltd.	4,500	209,604
Kyocera Corp.	8,500	503,799
Kyowa Kirin Co. Ltd.	9,000	251,410
Lion Corp.	9,000	127,832
Lixil Corp.	9,000	220,176
Mazda Motor Corp.(a)	18,000	145,216
Medipal Holdings Corp.	4,600	82,675
Mercari Inc.(a)	4,500	271,439
Minebea Mitsumi Inc.	13,500	355,259
Misumi Group Inc.	9,100	385,221
Mitsubishi Chemical Holdings Corp.	41,400	323,636
Mitsubishi Electric Corp.	58,500	730,942
Mitsubishi Estate Co. Ltd.	36,900	507,150
Mitsubishi Gas Chemical Co. Inc.	4,400	72,770
Mitsubishi HC Capital Inc.	22,800	107,023
Mitsubishi UFJ Financial Group Inc.	400,500	2,115,193
Mitsui Chemicals Inc.	4,500	119,866
Mitsui Fudosan Co. Ltd.	32,200	661,878
Miura Co. Ltd.	4,500	157,267
MonotaRO Co. Ltd.	9,000	177,183
Security	Shares	Value

Japan (continued)
MS&AD Insurance Group Holdings Inc.	13,500	$393,641
Murata Manufacturing Co. Ltd.	18,700	1,371,906
NEC Corp.	7,900	356,427
NGK Insulators Ltd.	9,000	142,136
Nidec Corp.	14,000	1,603,105
Nihon M&A Center Holdings Inc.	9,700	286,190
Nintendo Co. Ltd.	3,800	1,675,868
Nippon Building Fund Inc.	45	278,097
Nippon Paint Holdings Co. Ltd.	13,800	145,649
Nippon Prologis REIT Inc.	90	293,945
Nippon Telegraph & Telephone Corp.	40,500	1,114,393
Nippon Yusen KK	4,500	291,460
Nissin Foods Holdings Co. Ltd.	600	44,102
Nitori Holdings Co. Ltd.	2,700	427,912
Nitto Denko Corp.	4,500	311,980
Nomura Holdings Inc.	103,500	433,682
Nomura Real Estate Holdings Inc.	4,600	99,740
Nomura Real Estate Master Fund Inc.	135	192,468
Nomura Research Institute Ltd.	9,000	384,770
NTT Data Corp.	18,500	390,420
Obayashi Corp.	23,000	168,934
Odakyu Electric Railway Co. Ltd.	9,000	173,345
Oji Holdings Corp.	27,600	126,999
Omron Corp.	4,500	432,363
Ono Pharmaceutical Co. Ltd.	13,500	297,766
Oriental Land Co. Ltd.	5,800	911,382
Orix JREIT Inc.	90	143,516
Otsuka Corp.	4,500	205,651
Otsuka Holdings Co. Ltd.	13,500	488,965
Pan Pacific International Holdings Corp.	13,400	228,739
Persol Holdings Co. Ltd.	4,600	132,447
Rakuten Group Inc.	27,000	275,567
Recruit Holdings Co. Ltd.	42,100	2,556,297
Renesas Electronics Corp.(a)	40,000	510,284
Resona Holdings Inc.	67,700	247,246
Ricoh Co. Ltd.	22,500	198,505
Rohm Co. Ltd.	2,800	260,020
Santen Pharmaceutical Co. Ltd.	13,500	178,706
SCSK Corp.	4,500	85,228
Secom Co. Ltd.	5,100	345,230
Seiko Epson Corp.	9,000	145,111
Sekisui Chemical Co. Ltd.	13,500	219,301
Sekisui House Ltd.	18,500	359,544
SG Holdings Co. Ltd.	9,000	198,645
Sharp Corp.	9,000	100,401
Shimadzu Corp.	9,000	381,603
Shimizu Corp.	18,000	113,401
Shin-Etsu Chemical Co. Ltd.	11,500	1,915,516
Shionogi & Co. Ltd.	9,000	628,302
Shiseido Co. Ltd.	13,500	773,817
Shizuoka Bank Ltd. (The)	13,800	97,015
Softbank Corp.	94,500	1,300,752
SoftBank Group Corp.	40,000	2,102,081
Sohgo Security Services Co. Ltd.	4,500	191,820
Sompo Holdings Inc.	9,000	369,612
Sony Group Corp.	42,000	5,124,365
Square Enix Holdings Co. Ltd.	4,500	235,443
Stanley Electric Co. Ltd.	4,500	116,916
Sumitomo Chemical Co. Ltd.	49,500	227,059
Sumitomo Dainippon Pharma Co. Ltd.	4,500	54,844

Schedule of Investments (unaudited) (continued)	iShares®ESG Advanced MSCI EAFE ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Metal Mining Co. Ltd.	9,000	$332,653
Sumitomo Mitsui Financial Group Inc.	40,500	1,317,664
Sumitomo Realty & Development Co. Ltd.	9,900	309,958
Suntory Beverage & Food Ltd.	4,500	158,746
Sysmex Corp.	4,500	559,722
T&D Holdings Inc.	18,000	211,557
Taisei Corp.	4,500	131,000
TDK Corp.	13,500	534,052
Terumo Corp.	22,500	916,294
TIS Inc.	9,000	277,422
Tobu Railway Co. Ltd.	4,500	101,700
Tokio Marine Holdings Inc.	18,700	939,101
Tokyo Electron Ltd.	4,700	2,469,708
Tokyu Corp.	18,000	248,793
Toppan Inc.	9,000	136,422
Toray Industries Inc.	45,000	260,190
Tosoh Corp.	9,000	128,667
TOTO Ltd.	4,500	199,066
Toyo Suisan Kaisha Ltd.	4,500	182,090
Trend Micro Inc.	4,300	249,171
Unicharm Corp.	13,500	584,769
USS Co. Ltd.	9,000	132,034
Welcia Holdings Co. Ltd.	3,000	106,825
West Japan Railway Co.	9,000	387,835
Yakult Honsha Co. Ltd.	4,500	225,814
Yamaha Corp.	4,500	230,950
Yamaha Motor Co. Ltd.	9,000	226,337
Yaskawa Electric Corp.	9,000	401,707
Yokogawa Electric Corp.	9,000	168,714
Z Holdings Corp.	87,900	581,758
ZOZO Inc.	4,500	142,630
		83,922,638
Netherlands — 8.5%
ABN AMRO Bank NV, CVA(c)	14,062	200,706
Adyen NV(a)(c)	630	1,744,996
Akzo Nobel NV	6,077	639,461
Argenx SE(a)	1,488	416,872
ASM International NV	1,550	696,713
ASML Holding NV	13,329	10,461,671
CNH Industrial NV	32,584	534,839
Euronext NV(c)	2,730	268,896
EXOR NV	3,430	300,712
IMCD NV	1,816	403,873
ING Groep NV	126,757	1,750,951
JDE Peet’s NV	3,198	87,160
Just Eat Takeaway.com NV(a)(c)	5,739	359,378
Koninklijke Ahold Delhaize NV	34,648	1,165,897
Koninklijke DSM NV	5,794	1,247,080
NN Group NV	8,649	429,764
Prosus NV	30,125	2,420,931
QIAGEN NV(a)	7,348	405,996
Randstad NV	3,559	224,576
Universal Music Group NV	23,392	671,446
Wolters Kluwer NV	8,866	997,078
		25,428,996
New Zealand — 0.5%
a2 Milk Co. Ltd. (The)(a)	72	300
Auckland International Airport Ltd.(a)	42,801	229,571
Fisher & Paykel Healthcare Corp. Ltd.	18,594	420,700
Security	Shares	Value

New Zealand (continued)
Mercury NZ Ltd.	27,230	$111,274
Meridian Energy Ltd.	40,602	130,572
Ryman Healthcare Ltd.	14,400	120,355
Spark New Zealand Ltd.	60,397	188,896
Xero Ltd.(a)	4,323	439,076
		1,640,744
Norway — 0.7%
Adevinta ASA(a)	8,874	126,466
DNB Bank ASA	29,477	643,334
Gjensidige Forsikring ASA	6,535	148,034
Mowi ASA	11,938	271,434
Orkla ASA	23,105	211,198
Schibsted ASA, Class A	2,701	120,349
Schibsted ASA, Class B	2,839	109,673
Telenor ASA	22,330	329,954
Yara International ASA	5,793	284,380
		2,244,822
Portugal — 0.1%
EDP Renovaveis SA	9,675	248,842
Jeronimo Martins SGPS SA	8,644	188,368
		437,210
Singapore — 1.5%
Ascendas REIT	117,199	250,469
CapitaLand Integrated Commercial Trust	161,181	248,453
Capitaland Investment Ltd/Singapore(a)	77,200	190,094
City Developments Ltd.	13,900	71,349
DBS Group Holdings Ltd.	57,300	1,248,143
Oversea-Chinese Banking Corp. Ltd.	113,100	906,406
Singapore Airlines Ltd.(a)(b)	45,800	163,095
Singapore Exchange Ltd.	1,400	9,140
Singapore Telecommunications Ltd.	279,700	481,619
United Overseas Bank Ltd.	40,500	758,003
UOL Group Ltd.	18,400	92,486
Venture Corp. Ltd.	8,800	119,371
		4,538,628
Spain — 1.8%
Aena SME SA(a)(c)	2,493	366,137
Amadeus IT Group SA(a)	14,821	948,924
CaixaBank SA	152,847	394,631
Cellnex Telecom SA(c)	16,773	989,203
Ferrovial SA	16,499	459,405
Grifols SA	10,441	187,445
Industria de Diseno Textil SA	36,794	1,163,084
Red Electrica Corp. SA	111	2,359
Telefonica SA	170,442	773,302
		5,284,490
Sweden — 5.1%
Assa Abloy AB, Class B	32,392	907,612
Atlas Copco AB, Class A	22,135	1,354,194
Atlas Copco AB, Class B	12,238	635,636
Electrolux AB, Class B	6,425	144,254
Epiroc AB, Class A	20,996	510,956
Epiroc AB, Class B	12,425	250,967
EQT AB	9,503	558,723
Essity AB, Class B	19,486	622,228
Fastighets AB Balder, Class B(a)	3,334	249,040
Getinge AB, Class B	7,288	306,297
H & M Hennes & Mauritz AB, Class B	23,973	422,585
Hexagon AB, Class B	65,151	947,469

Schedule of Investments (unaudited) (continued)	iShares®ESG Advanced MSCI EAFE ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Husqvarna AB, Class B	12,721	$179,093
ICA Gruppen AB	3,621	214,477
Industrivarden AB, Class A	4,358	129,378
Industrivarden AB, Class C	5,896	173,781
Investment AB Latour, Class B	4,725	178,099
Investor AB	15,246	368,319
Investor AB, Class B	59,879	1,391,380
Kinnevik AB, Class B(a)	7,654	272,890
L E Lundbergforetagen AB, Class B	2,262	124,064
Lifco AB, Class B	7,427	202,079
Nibe Industrier AB, Class B	45,290	645,543
Sagax AB, Class B	5,131	201,017
Sandvik AB	36,866	910,193
Sinch AB(a)(c)	16,430	218,476
Skandinaviska Enskilda Banken AB, Class A	52,508	763,568
SKF AB, Class B	12,145	277,230
Svenska Cellulosa AB SCA, Class B	18,908	307,548
Svenska Handelsbanken AB, Class A	45,949	486,139
Tele2 AB, Class B	16,607	236,992
Telefonaktiebolaget LM Ericsson, Class B	95,988	964,916
Telia Co. AB	85,280	329,605
		15,484,748
Switzerland — 7.0%
ABB Ltd., Registered	53,426	1,847,620
Adecco Group AG, Registered	5,303	245,759
Alcon Inc.	16,435	1,298,180
Bachem Holding AG, Class B, Registered	197	142,485
Baloise Holding AG, Registered	1,308	195,127
Clariant AG, Registered	6,754	132,253
Coca-Cola HBC AG, Class DI	6,265	192,933
Geberit AG, Registered	1,181	901,706
Givaudan SA, Registered	305	1,491,068
Julius Baer Group Ltd.	7,375	457,722
Kuehne + Nagel International AG, Registered	1,766	504,844
Logitech International SA, Registered	5,669	452,124
Lonza Group AG, Registered	2,393	1,929,589
Partners Group Holding AG	720	1,242,610
SGS SA, Registered	187	564,136
Sika AG, Registered	4,629	1,807,629
Sonova Holding AG, Registered	1,812	680,983
STMicroelectronics NV	22,633	1,102,268
Straumann Holding AG, Registered	323	686,681
Swiss Life Holding AG, Registered	998	572,792
Swiss Prime Site AG, Registered	2,465	233,499
Swiss Re AG	10,044	942,735
Swisscom AG, Registered	860	477,739
Temenos AG, Registered	2,123	271,520
VAT Group AG(c)	860	414,988
Vifor Pharma AG	1,489	166,931
Zurich Insurance Group AG	4,917	2,021,426
		20,977,347
United Kingdom — 10.1%
3i Group PLC	31,377	575,703
Abrdn PLC	76,770	237,374
Admiral Group PLC	6,030	237,064
Antofagasta PLC	12,874	235,373
Ashtead Group PLC	14,527	1,168,669
Auto Trader Group PLC(c)	31,457	305,562
AVEVA Group PLC	3,745	159,848
Security	Shares	Value

United Kingdom (continued)
Barratt Developments PLC	32,323	$299,338
Berkeley Group Holdings PLC	3,576	203,566
British Land Co. PLC (The)	27,406	185,302
BT Group PLC(a)	297,791	626,878
Bunzl PLC	10,491	399,171
Burberry Group PLC	13,414	315,053
Coca-Cola Europacific Partners PLC	6,489	320,362
Compass Group PLC(a)	57,518	1,122,053
Croda International PLC	4,545	609,525
Ferguson PLC	7,338	1,117,046
Halma PLC	12,129	483,470
Hikma Pharmaceuticals PLC	5,359	157,520
HSBC Holdings PLC	663,169	3,664,936
Informa PLC(a)	47,074	291,515
InterContinental Hotels Group PLC(a)	6,054	359,719
Intertek Group PLC	5,183	367,032
J Sainsbury PLC	51,661	189,795
JD Sports Fashion PLC	82,855	245,029
Kingfisher PLC	66,470	279,322
Land Securities Group PLC	21,384	206,129
Legal & General Group PLC	197,258	736,936
Lloyds Banking Group PLC	2,313,258	1,436,401
London Stock Exchange Group PLC	10,665	923,917
M&G PLC	87,257	216,567
Mondi PLC	15,077	344,407
Next PLC	4,285	447,675
Ocado Group PLC(a)	15,548	371,168
Pearson PLC	23,767	187,935
Persimmon PLC	10,132	368,204
Phoenix Group Holdings PLC	21,152	179,612
Prudential PLC	85,374	1,442,074
Reckitt Benckiser Group PLC	22,755	1,849,070
RELX PLC	62,347	1,934,043
Rentokil Initial PLC	58,778	478,667
Sage Group PLC (The)	34,201	350,984
Schroders PLC	3,982	181,595
Segro PLC	39,468	737,624
Severn Trent PLC	7,661	293,532
Spirax-Sarco Engineering PLC	2,340	485,524
St. James’s Place PLC	17,403	358,336
Taylor Wimpey PLC	115,560	242,704
United Utilities Group PLC	22,822	327,789
Vodafone Group PLC	904,004	1,310,640
Whitbread PLC(a)	6,931	258,357
WPP PLC	37,353	518,464
		30,344,579
Total Common Stocks — 99.1%
(Cost: $293,034,445)		298,262,773

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	1,660	130,164
Henkel AG & Co. KGaA, Preference Shares, NVS	5,671	447,445
Sartorius AG, Preference Shares, NVS	867	596,436
		1,174,045

Schedule of Investments (unaudited) (continued)	iShares®ESG Advanced MSCI EAFE ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	14,121	$6,896

Total Preferred Stocks — 0.4%
(Cost: $1,193,072)		1,180,941

Rights

Germany — 0.0%
Vonovia SE (Expires 12/07/21)(a)	17,781	62,715

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/14/21)(a)	3,702	54

Total Rights — 0.0%
(Cost: $0)		62,769

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	785,538	785,852
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	30,000	30,000
		815,852
Total Short-Term Investments — 0.3%
(Cost: $815,852)		815,852

Total Investments in Securities — 99.8%
(Cost: $295,043,369)		300,322,335

Other Assets, Less Liabilities — 0.2%		616,380

Net Assets — 100.0%.		$300,938,715

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,552	$758,314	(a)	$—	$(14)	$—	$785,852	785,538	$910	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000	(a)	—	—	—	30,000	30,000	1		—
					$(14)	$—	$815,852		$911		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares®ESG Advanced MSCI EAFE ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	27	12/09/21	$450	$(29,398)
Euro STOXX 50 Index	15	12/17/21	691	(49,139)
				$(78,537)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,573,690	$293,689,083	$—	$298,262,773
Preferred Stocks	—	1,180,941	—	1,180,941
Rights	62,715	54	—	62,769
Money Market Funds	815,852	—	—	815,852
	$5,452,257	$294,870,078	$—	$300,322,335
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(78,537)	$—	$(78,537)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust